Income taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Canadian enacted statutory rate	26.50%	26.50%
Tax Cuts And Jobs Act Of 2017, Incomplete Accounting, Change In Tax Rate, Deferred Tax Asset, Provisional Income Tax Expense	$ 17,112
Tax Cuts And Jobs Act Of 2017, Incomplete Accounting, Change In Tax Rate, Deferred Tax Liability, Provisional Income Tax Benefit	327,947
Valuation allowance for deferred tax assets	12,344	$ 16,129
Deferred income taxes, undistributed earnings of foreign subsidiaries	$ 144,450